FIXED ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
FIXED ASSETS AND GOODWILL

NOTE 6: FIXED ASSETS AND GOODWILL

As of December 31, 2021 and 2020, the Company has the following fixed assets:

	2021	2020
Non-residential property – 20 year-life	$345,497	$-
Equipment – 5 year-life	5,772	-
Furniture and fixtures – 5 year-life	16,307	-
Accumulated depreciation	(11,129)	-
	$356,447	$-

In June 2021, the Company purchased some equipment and furniture as well as a commercial property in the form of a suite at a luxury hotel. The Company is the owner of this suite and entered into a long-term rental agreement with the hotel to manage the property. The Company has use of the suite for 28 calendar days a year and will receive their proportionate income for the other days the suite is being used.

Depreciation expense for the years ended December 31, 2021 was $11,129, as the property was placed into service on July 1, 2021.

As of December 31, 2021 and 2020, the Company has recorded goodwill as follows:

	2021	2020
Tickeri	$3,353,392	$-
Monster Creative	3,177,954	-
	$6,531,346	$-

The Company evaluated ASC 350-20-50 for the goodwill associated with the two acquisitions. The Company determined that there was impairment of goodwill associated with the Tickeri acquisition of $16,733,272 and impairment of goodwill associated with the Monster Creative transaction of $5,470,150 to be recognized in the year ended December 31, 2021, as reflected in operating expenses under the line item Impairment - goodwill. In accordance with ASC 350-20-50-6 (a through d), the Company determined based on the qualitative factors surrounding the Tickeri and Monster Creative acquisitions, which include the foothold of Tickeri in the Latin population of the United States, the development of the Company’s website, and the fact that the former President of Tickeri became the CTO of HUMBL, as well as the services being provided by Monster Creative in production, and the services for both entities in the COVID pandemic, the fair value of Tickeri and Monster Creative did not equate to the value that was paid for these entities. As a result, we recognized the goodwill at the time of purchase for Tickeri, and re-evaluated the goodwill determination as of December 31, 2021 for both Tickeri and Monster Creative which resulted in additional impairment to be recognized. We determined the value based on the multiple of earnings on similar companies evaluated in the ticketing space and in the production space for Monster Creative. Since both Tickeri and Monster Creative services fall under the HUMBL Marketplace segment, the entire impairment of the goodwill is reflected in that segment.